 THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—104.1%	SHARES	VALUE
AEROSPACE & DEFENSE—3.1%
HEICO Corp.	249,429	$30,537,592
HEICO Corp., Cl. A	267,935	25,761,950
Mercury Systems, Inc.*	511,234	39,237,210
Raytheon Co.	158,013	34,911,392
The Boeing Co.	32,531	10,353,641
TransDigm Group, Inc.	91,142	58,629,827
		199,431,612
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Lululemon Athletica, Inc.*	76,550	18,325,305
LVMH Moet Hennessy Louis Vuitton SE	100,728	43,864,255
		62,189,560
APPLICATION SOFTWARE—11.3%
Adobe, Inc.*,+	581,570	204,212,490
Aspen Technology, Inc.*	511,906	60,906,576
Avalara, Inc.*	561,432	47,800,320
Cadence Design Systems, Inc.*	448,592	32,347,969
Coupa Software, Inc.*	118,839	19,150,905
Datadog, Inc., Cl. A*	441,644	20,408,369
Everbridge, Inc.*	265,186	24,036,459
Intuit, Inc.	115,037	32,254,074
Palantir Technologies, Inc., Cl. A*,@,(a)	348,292	2,002,679
salesforce.com, Inc.*,+	1,510,952	275,461,659
		718,581,500
AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC	637,632	54,064,817
AUTOMOTIVE RETAIL—0.4%
O'Reilly Automotive, Inc.*	69,870	28,374,207
BIOTECHNOLOGY—2.4%
Genmab AS*	73,247	16,860,625
Sarepta Therapeutics, Inc.*	278,483	32,292,889
Vertex Pharmaceuticals, Inc.*,+	463,524	105,243,124
		154,396,638
CABLE & SATELLITE—0.6%
Altice USA, Inc., Cl. A*	1,365,564	37,361,831
CASINOS & GAMING—0.2%
Diamond Eagle Acquisition Corp., Cl. A*	860,758	12,506,814
DATA PROCESSING & OUTSOURCED SERVICES—9.9%
Fidelity National Information Services, Inc.+	893,509	128,361,503
Fiserv, Inc.*	288,357	34,202,024
Mastercard, Inc., Cl. A	157,474	49,752,336
PayPal Holdings, Inc.*	932,063	106,152,655
Visa, Inc., Cl. A+	1,611,395	320,619,262
		639,087,780
DIVERSIFIED SUPPORT SERVICES—1.0%
Cintas Corp.+	240,154	66,995,761

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—104.1% (CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
Cognex Corp.	1,145,175	$58,369,570
ELECTRONIC MANUFACTURING SERVICES—0.7%
Flex Ltd.*	3,304,251	43,450,901
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Waste Connections, Inc.	555,858	53,534,684
FINANCIAL EXCHANGES & DATA—2.7%
Intercontinental Exchange, Inc.	850,732	84,852,010
S & P Global, Inc.	225,558	66,253,151
Tradeweb Markets, Inc., Cl. A	424,796	19,617,079
		170,722,240
FOOD DISTRIBUTORS—0.5%
US Foods Holding Corp.*	793,644	31,880,679
FOOTWEAR—1.3%
NIKE, Inc., Cl. B	863,330	83,138,679
HEALTHCARE EQUIPMENT—5.9%
Abbott Laboratories	229,390	19,989,045
ABIOMED, Inc.*	74,522	13,882,703
Boston Scientific Corp.*,+	2,971,341	124,410,048
Danaher Corp.+	942,611	151,637,832
DexCom, Inc.*	192,611	46,371,098
Intuitive Surgical, Inc.*	42,640	23,869,019
		380,159,745
HEALTHCARE SERVICES—1.1%
1Life Healthcare, Inc.*	94,225	2,079,546
Cigna Corp.	188,448	36,253,626
Guardant Health, Inc.*	387,693	29,480,176
		67,813,348
HOME IMPROVEMENT RETAIL—0.8%
Lowe's Cos., Inc.	464,801	54,028,468
INDUSTRIAL CONGLOMERATES—0.5%
Honeywell International, Inc.+	196,390	34,018,676
INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	311,289	74,307,797
INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C*,+	213,324	305,955,681
Facebook, Inc., Cl. A*,+	1,389,918	280,638,343
Pinterest, Inc., Cl. A*	1,521,174	33,511,463
		620,105,487
INTERNET & DIRECT MARKETING RETAIL—9.5%
Alibaba Group Holding Ltd.#,*,+	1,182,698	244,333,580
Altaba, Inc.*,@,(a)	606,454	12,687,018
Amazon.com, Inc.*,+	176,390	354,318,120
		611,338,718
INTERNET SERVICES & INFRASTRUCTURE—1.7%
Twilio, Inc., Cl. A*	368,840	45,861,566

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—104.1% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—1.7% (CONT.)
VeriSign, Inc.*	317,675	$66,120,874
		111,982,440
INVESTMENT BANKING & BROKERAGE—1.0%
Morgan Stanley	537,867	28,108,929
The Goldman Sachs Group, Inc.	158,951	37,790,601
		65,899,530
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	69,612	16,324,710
LIFE SCIENCES TOOLS & SERVICES—0.9%
Illumina, Inc.*	44,663	12,955,396
Thermo Fisher Scientific, Inc.	146,444	45,864,797
		58,820,193
MANAGED HEALTHCARE—2.6%
Centene Corp.*	314,216	19,735,907
UnitedHealth Group, Inc.+	543,184	147,990,481
		167,726,388
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	919,128	66,342,659
MOVIES & ENTERTAINMENT—2.0%
Live Nation Entertainment, Inc.*	882,681	60,163,537
Netflix, Inc.*	203,387	70,186,820
		130,350,357
PHARMACEUTICALS—2.0%
Aerie Pharmaceuticals, Inc.*	739,895	15,153,050
Allergan PLC	101,710	18,983,154
GW Pharmaceuticals PLC#,*	342,115	39,524,546
Novartis AG#	585,954	55,378,512
		129,039,262
PROPERTY & CASUALTY INSURANCE—1.3%
The Progressive Corp.	1,011,513	81,618,984
RAILROADS—0.6%
Union Pacific Corp.	228,966	41,081,080
REGIONAL BANKS—0.7%
SVB Financial Group*	178,704	42,947,932
RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	70,224	45,855,570
RESTAURANTS—0.9%
Luckin Coffee, Inc.#,*	1,232,976	40,059,390
Starbucks Corp.	191,131	16,213,643
		56,273,033
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.	191,199	57,017,454
SEMICONDUCTORS—3.0%
Micron Technology, Inc.*	455,259	24,169,700
NVIDIA Corp.	333,497	78,848,696

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—104.1% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—3.0% (CONT.)
NXP Semiconductors NV	517,249	$65,618,208
QUALCOMM, Inc.	305,632	26,073,466
		194,710,070
SOFT DRINKS—0.6%
The Coca-Cola Co.	632,947	36,964,105
SPECIALTY CHEMICALS—1.0%
The Sherwin-Williams Co.+	111,921	62,338,878
SYSTEMS SOFTWARE—9.0%
Crowdstrike Holdings, Inc., Cl. A*	873,492	53,361,626
Microsoft Corp.+	3,101,241	527,924,256
		581,285,882
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.+	1,189,541	368,174,835
Western Digital Corp.	984,786	64,503,483
		432,678,318
TRUCKING—0.4%
Lyft, Inc., Cl. A*	486,713	23,109,133
WIRELESS TELECOMMUNICATION SERVICES—0.6%
T-Mobile US, Inc.*	493,352	39,068,545
TOTAL COMMON STOCKS (Cost $4,560,328,352)		6,697,294,035
PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	1,420,438	8,167,518
Palantir Technologies, Inc., Cl. D*,@,(a)	185,062	1,064,107
		9,231,625
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	3,086,733
TOTAL PREFERRED STOCKS (Cost $23,705,752)		12,318,358
REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
SPECIALIZED—1.1%
Crown Castle International Corp.	481,719	72,180,775
(Cost $53,873,372)		72,180,775
Total Investments (Cost $4,637,907,476)	105.4%	$6,781,793,168
Affiliated Securities (Cost $13,104,054)		3,086,733
Unaffiliated Securities (Cost $4,624,803,422)		6,778,706,435
Securities Sold Short (Proceeds $428,458,846)	(6.6)%	(425,629,096)
Other Assets in Excess of Liabilities	1.2%	75,936,426
NET ASSETS	100.0%	$6,432,100,498

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Altaba, Inc.	10/24/18	$1,704,939	0.03%	$2,028,884	0.03%
Altaba, Inc.	10/25/18	2,562,470	0.04%	3,034,906	0.05%
Altaba, Inc.	10/29/18	2,492,386	0.04%	3,073,797	0.05%
Altaba, Inc.	10/30/18	1,640,707	0.03%	2,061,541	0.03%
Altaba, Inc.	10/31/18	591,342	0.01%	707,305	0.01%
Altaba, Inc.	11/6/18	2,386,078	0.04%	1,780,585	0.03%
Palantir Technologies, Inc., Cl. A	10/7/14	2,266,336	0.05%	2,002,679	0.03%
Palantir Technologies, Inc., Cl. B	10/7/14	9,379,767	0.22%	8,167,518	0.13%
Palantir Technologies, Inc., Cl. D	10/14/14	1,221,931	0.03%	1,064,107	0.02%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	0.28%	3,086,733	0.04%
Total				$27,008,055	0.42%

+All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short January 31, 2020 (Unaudited)

COMMON STOCKS—(6.5)%	SHARES	VALUE
AIR FREIGHT & LOGISTICS—(0.4)%
CH Robinson Worldwide, Inc.	(140,195)	$(10,124,883)
United Parcel Service, Inc., Cl. B	(113,495)	(11,749,002)
		(21,873,885)
AIRLINES—(0.2)%
American Airlines Group, Inc.	(596,612)	(16,013,066)
APPLICATION SOFTWARE—(0.2)%
SAP SE#	(76,059)	(9,946,235)
BIOTECHNOLOGY—0.0%
Regeneron Pharmaceuticals, Inc.	(8,451)	(2,855,931)
BUILDING PRODUCTS—(0.2)%
AO Smith Corp.	(264,503)	(11,291,633)
CASINOS & GAMING—(0.3)%
Wynn Resorts Ltd.	(147,973)	(18,668,274)
CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.1)%
PACCAR, Inc.	(76,622)	(5,686,119)
DATA PROCESSING & OUTSOURCED SERVICES—(0.1)%
Jack Henry & Associates, Inc.	(47,873)	(7,158,928)
EXCHANGE TRADED—(0.1)%
Industrial Select Sector SPDR Fund	(80,821)	(6,555,391)
FINANCIAL EXCHANGES & DATA—(0.5)%
Cboe Global Markets, Inc.	(258,078)	(31,800,371)
HEALTHCARE DISTRIBUTORS—(0.1)%
Henry Schein, Inc.	(139,238)	(9,599,068)
HOME FURNISHINGS—(0.1)%
Leggett & Platt, Inc.	(199,188)	(9,479,357)
HOMEFURNISHING RETAIL—(0.1)%
Williams-Sonoma, Inc.	(77,835)	(5,454,677)
HOTELS RESORTS & CRUISE LINES—(0.1)%
Carnival Corp.	(138,179)	(6,014,932)
HOUSEHOLD PRODUCTS—(0.4)%
Energizer Holdings, Inc.	(135,880)	(6,285,809)
The Clorox Co.	(103,186)	(16,232,189)
		(22,517,998)
INDUSTRIAL MACHINERY—(0.1)%
Xylem, Inc.	(80,934)	(6,609,070)
INTERNET & DIRECT MARKETING RETAIL—(0.6)%
Booking Holdings, Inc.	(6,661)	(12,193,294)
eBay, Inc.	(464,990)	(15,605,064)
Trip.com Group Ltd.#	(296,864)	(9,538,240)
		(37,336,598)
IT CONSULTING & OTHER SERVICES—(0.2)%
Cognizant Technology Solutions Corp., Cl. A	(214,150)	(13,144,527)
LIFE SCIENCES TOOLS & SERVICES—(0.3)%
Waters Corp.	(88,394)	(19,781,693)

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—(6.5)% (CONT.)	SHARES	VALUE
PAPER PACKAGING—(0.3)%
Packaging Corp. of America	(181,550)	$(17,383,413)
RESTAURANTS—(0.5)%
Domino's Pizza, Inc.	(73,770)	(20,784,698)
Yum China Holdings, Inc.	(74,195)	(3,195,579)
YUM! Brands, Inc.	(93,853)	(9,926,832)
		(33,907,109)
SOFT DRINKS—(0.4)%
Monster Beverage Corp.	(363,601)	(24,215,827)
SYSTEMS SOFTWARE—(1.0)%
Check Point Software Technologies Ltd.	(170,593)	(19,500,486)
iShares Expanded Tech-Software Sector ETF	(60,914)	(15,151,139)
Oracle Corp.	(291,877)	(15,308,949)
Teradata Corp.	(439,797)	(10,704,659)
VMware, Inc., Cl. A	(37,299)	(5,522,490)
		(66,187,723)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.2)%
NetApp, Inc.	(236,077)	(12,606,512)
TOTAL COMMON STOCKS (Proceeds $418,681,997)		$(416,088,337)
REAL ESTATE INVESTMENT TRUST—(0.1)%	SHARES	VALUE
RETAIL—(0.1)%
Regency Centers Corp.	(153,784)	(9,540,759)
(Proceeds $9,776,849)		$(9,540,759)
Total Securities Sold Short (Proceeds $428,458,846)		$(425,629,096)

#American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—85.4%	SHARES	VALUE
AEROSPACE & DEFENSE—7.0%
HEICO Corp.+	8,346	$1,021,801
HEICO Corp., Cl. A	9,184	883,042
Kratos Defense & Security Solutions, Inc.*,+	57,602	1,056,421
Raytheon Co.	1,906	421,112
TransDigm Group, Inc.+	8,011	5,153,315
		8,535,691
AIR FREIGHT & LOGISTICS—0.3%
XPO Logistics, Inc.*,+	4,075	362,349
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Canada Goose Holdings, Inc.*,+	10,128	303,840
Lululemon Athletica, Inc.*	3,202	766,527
LVMH Moet Hennessy Louis Vuitton SE	1,253	545,647
		1,616,014
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*,+	2,055	446,901
APPLICATION SOFTWARE—11.8%
Altair Engineering, Inc., Cl. A*,+	17,345	640,898
ANSYS, Inc.*	2,785	764,009
Avalara, Inc.*,+	21,346	1,817,397
Benefitfocus, Inc.*	19,325	357,513
Bill.Com Holdings, Inc.*	3	151
Datadog, Inc., Cl. A*	10,500	485,205
Ebix, Inc.+	26,390	908,608
Everbridge, Inc.*,+	8,585	778,144
Five9, Inc.*	4,033	289,287
Globant SA*	1,357	166,504
HubSpot, Inc.*	5,105	923,699
Intuit, Inc.	2,160	605,621
LivePerson, Inc.*	2,791	114,459
Palantir Technologies, Inc., Cl. A*,@,(a)	6,606	37,985
Paylocity Holding Corp.*,+	20,503	2,909,170
Pluralsight, Inc., Cl. A*	7,848	152,173
RealPage, Inc.*	10,267	599,079
salesforce.com, Inc.*	3,264	595,060
SPS Commerce, Inc.*,+	24,379	1,385,458
The Trade Desk, Inc., Cl. A*,+	3,797	1,022,076
		14,552,496
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Hamilton Lane, Inc., Cl. A	13,202	857,470
AUTO PARTS & EQUIPMENT—0.2%
Aptiv PLC	3,246	275,228
AUTOMOBILE MANUFACTURERS—0.4%
Thor Industries, Inc.	6,110	491,977
BIOTECHNOLOGY—5.3%
ACADIA Pharmaceuticals, Inc.*,+	38,247	1,527,584
Alexion Pharmaceuticals, Inc.*	2,657	264,079

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—85.4% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—5.3% (CONT.)
Alnylam Pharmaceuticals, Inc.*	1,496	$171,726
Biogen, Inc.*	1,487	399,780
BioMarin Pharmaceutical, Inc.*	5,757	480,710
CareDx, Inc.*	24,329	587,789
Genmab AS#,*	19,446	451,342
Natera, Inc.*	10,297	360,498
Portola Pharmaceuticals, Inc.*,+	37,636	481,364
Puma Biotechnology, Inc.*	60,758	477,558
Sarepta Therapeutics, Inc.*	2,441	283,058
Ultragenyx Pharmaceutical, Inc.*	10,280	540,214
Vertex Pharmaceuticals, Inc.*	2,076	471,356
		6,497,058
CASINOS & GAMING—1.1%
Diamond Eagle Acquisition Corp., Cl. A*	81,815	1,188,772
Penn National Gaming, Inc.*	4,655	138,859
		1,327,631
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	5,926	574,526
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Fiserv, Inc.*	3,708	439,806
PayPal Holdings, Inc.*	7,689	875,700
		1,315,506
EDUCATION SERVICES—3.2%
Chegg, Inc.*,+	95,972	3,956,926
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Sunrun, Inc.*	58,725	1,000,087
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
nLight, Inc.*	5,067	89,027
Novanta, Inc.*	2,223	201,693
		290,720
ELECTRONIC MANUFACTURING SERVICES—0.0%
IPG Photonics Corp.*	183	23,364
ENVIRONMENTAL & FACILITIES SERVICES—4.0%
Casella Waste Systems, Inc., Cl. A*,+	29,200	1,494,748
Waste Connections, Inc.+	34,764	3,348,121
		4,842,869
FINANCIAL EXCHANGES & DATA—0.9%
Tradeweb Markets, Inc., Cl. A	24,673	1,139,399
GENERAL MERCHANDISE STORES—0.6%
Ollie's Bargain Outlet Holdings, Inc.*	14,323	759,692
HEALTHCARE DISTRIBUTORS—0.5%
PetIQ, Inc., Cl. A*	21,703	645,664
HEALTHCARE EQUIPMENT—9.6%
ABIOMED, Inc.*	2,789	519,563
DexCom, Inc.*,+	4,211	1,013,798

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—85.4% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—9.6% (CONT.)
Glaukos Corp.*,+	29,779	$1,675,069
Insulet Corp.*,+	13,308	2,582,284
Intuitive Surgical, Inc.*,+	803	449,503
Nevro Corp.*,+	37,008	4,918,733
Tandem Diabetes Care, Inc.*	8,782	667,783
		11,826,733
HEALTHCARE FACILITIES—0.2%
US Physical Therapy, Inc.+	1,990	233,109
HEALTHCARE SERVICES—0.6%
1Life Healthcare, Inc.*	3,125	68,969
Guardant Health, Inc.*,+	9,013	685,348
		754,317
HEALTHCARE TECHNOLOGY—1.9%
Phreesia, Inc.*	10,535	326,585
Tabula Rasa HealthCare, Inc.*	10,473	608,167
Teladoc Health, Inc.*	8,415	855,890
Veeva Systems, Inc., Cl. A*	3,268	479,121
		2,269,763
HOMEFURNISHING RETAIL—0.8%
Bed Bath & Beyond, Inc.	64,919	925,096
HOTELS RESORTS & CRUISE LINES—0.1%
Lindblad Expeditions Holdings, Inc.*	4,997	82,401
INDUSTRIAL MACHINERY—0.3%
The Middleby Corp.*,+	3,124	350,388
INSURANCE BROKERS—0.8%
eHealth, Inc.*	6,515	685,117
Goosehead Insurance, Inc., Cl. A	4,839	252,499
		937,616
INTERACTIVE MEDIA & SERVICES—2.4%
Alphabet, Inc., Cl. A*,+	1,323	1,895,568
Pinterest, Inc., Cl. A*,+	46,202	1,017,830
		2,913,398
INTERNET & DIRECT MARKETING RETAIL—3.3%
Amazon.com, Inc.*,+	1,450	2,912,644
MercadoLibre, Inc.*	445	295,035
Wayfair, Inc., Cl. A*,+	8,676	812,941
		4,020,620
INTERNET SERVICES & INFRASTRUCTURE—1.6%
Shopify, Inc., Cl. A*,+	2,305	1,073,346
VeriSign, Inc.*	4,211	876,478
		1,949,824
INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley+	16,671	871,227
The Charles Schwab Corp.	12,224	556,803
		1,428,030

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—85.4% (CONT.)	SHARES	VALUE
IT CONSULTING & OTHER SERVICES—1.0%
EPAM Systems, Inc.*	5,460	$1,245,644
LEISURE FACILITIES—0.5%
Planet Fitness, Inc., Cl. A*	6,966	562,783
LEISURE PRODUCTS—0.5%
Peloton Interactive, Inc., Cl. A*	17,855	577,788
LIFE SCIENCES TOOLS & SERVICES—0.6%
Bio-Rad Laboratories, Inc., Cl. A*	804	290,180
Bio-Techne Corp.+	2,193	460,464
		750,644
MANAGED HEALTHCARE—0.2%
Progyny, Inc.*	7,119	197,908
METAL & GLASS CONTAINERS—0.4%
Ball Corp.	6,347	458,126
MOVIES & ENTERTAINMENT—1.6%
Live Nation Entertainment, Inc.*,+	16,313	1,111,894
Netflix, Inc.*	2,580	890,332
		2,002,226
OIL & GAS EQUIPMENT & SERVICES—0.1%
Solaris Oilfield Infrastructure, Inc., Cl. A	8,931	102,974
PACKAGED FOODS & MEATS—0.5%
Tyson Foods, Inc., Cl. A	6,984	577,088
PHARMACEUTICALS—1.3%
Aerie Pharmaceuticals, Inc.*	4,211	86,241
Canopy Growth Corp.*	9,980	225,049
Dermira, Inc.*	28,774	545,267
GW Pharmaceuticals PLC#,*	6,232	719,984
		1,576,541
REAL ESTATE SERVICES—3.0%
FirstService Corp.+	37,281	3,664,722
REGIONAL BANKS—1.1%
Signature Bank	3,782	536,628
SVB Financial Group*	3,424	822,890
		1,359,518
RESEARCH & CONSULTING SERVICES—1.5%
CoStar Group, Inc.*	2,749	1,795,070
RESTAURANTS—0.5%
Luckin Coffee, Inc.#,*	18,503	601,162
SEMICONDUCTOR EQUIPMENT—1.6%
Applied Materials, Inc.	10,122	586,975
ASML Holding NV	3,391	951,718
SolarEdge Technologies, Inc.*	4,166	407,685
		1,946,378
SEMICONDUCTORS—2.8%
Advanced Micro Devices, Inc.*	8,673	407,631
Impinj, Inc.*	18,675	600,962

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—85.4% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—2.8% (CONT.)
Intel Corp.	14,217	$908,893
Micron Technology, Inc.*	5,227	277,501
NVIDIA Corp.	1,169	276,387
QUALCOMM, Inc.	6,655	567,738
Xilinx, Inc.	4,507	380,751
		3,419,863
SYSTEMS SOFTWARE—2.3%
Crowdstrike Holdings, Inc., Cl. A*	14,532	887,760
Microsoft Corp.+	3,737	636,150
Rapid7, Inc.*	17,849	1,059,873
Zuora, Inc., Cl. A*	11,470	169,183
		2,752,966
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.1%
Apple, Inc.+	3,730	1,154,472
Samsung Electronics Co., Ltd.	12,269	566,378
Western Digital Corp.	13,283	870,037
		2,590,887
THRIFTS & MORTGAGE FINANCE—0.0%
Axos Financial, Inc.*,+	1,755	49,438
TRADING COMPANIES & DISTRIBUTORS—0.4%
SiteOne Landscape Supply, Inc.*	4,510	435,441
TRUCKING—0.3%
Uber Technologies, Inc.*	8,478	307,667
TOTAL COMMON STOCKS (Cost $86,545,102)		104,177,697
PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	26,941	154,911
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	43,903
TOTAL PREFERRED STOCKS (Cost $364,284)		198,814
RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Adolor Corp., CPR*,@,(a),(c)	49,870	—
Tolero CDR*,@,(a),(d)	126,108	407,329
		407,329
TOTAL RIGHTS (Cost $67,638)		407,329
REAL ESTATE INVESTMENT TRUST—1.5%	SHARES	VALUE
SPECIALIZED—1.5%
Crown Castle International Corp.+	12,213	1,829,996
(Cost $1,557,499)		1,829,996

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

PURCHASED OPTIONS—0.0%

SECURITY NAME/
EXPIRATION DATE/	NOTIONAL		NUMBER OF
STRIKE PRICE	AMOUNTS	COUNTERPARTY	CONTRACTS	VALUE
PUT OPTIONS—0.0%
GTT Communications, Inc.,
02/21/20, 7.5*	$48,585	BNP Paribas	41	$492
(Cost $7,064)				492
TOTAL PURCHASED OPTIONS (Cost $7,064)				492
Total Investments (Cost $88,541,587)			87.4%	$106,614,328
Affiliated Securities (Cost $186,381)				43,903
Unaffiliated Securities (Cost $88,355,206)				106,570,425
Securities Sold Short (Proceeds $41,728,598)			(32.6)%	(39,752,568)
Other Assets in Excess of Liabilities			45.2%	55,182,999
NET ASSETS			100.0%	$122,044,759

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.
(d)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Adolor Corp., CPR	10/24/11	$0	0.00%	$0	0.00%
Palantir Technologies, Inc., Cl. A	10/7/14	42,985	0.05%	37,985	0.03%
Palantir Technologies, Inc., Cl. B	10/7/14	177,903	0.22%	154,911	0.12%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	0.25%	43,903	0.04%
Tolero CDR	2/6/17	67,638	0.09%	407,329	0.33%
Total				$644,128	0.52%

+    All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2020 (Unaudited)

COMMON STOCKS—(27.9)%	SHARES	VALUE
ADVERTISING—(0.5)%
Omnicom Group, Inc.	(7,661)	$(576,950)
AIR FREIGHT & LOGISTICS—(1.3)%
CH Robinson Worldwide, Inc.	(3,870)	(279,491)
FedEx Corp.	(5,233)	(756,901)
Forward Air Corp.	(6,582)	(430,792)
United Parcel Service, Inc., Cl. B	(1,244)	(128,779)
		(1,595,963)
APPAREL ACCESSORIES & LUXURY GOODS—(0.2)%
Ralph Lauren Corp., Cl. A	(2,389)	(271,152)
APPLICATION SOFTWARE—(0.3)%
Box, Inc., Cl. A	(1,082)	(16,262)
SS & C Technologies Holdings, Inc.	(6,036)	(380,328)
		(396,590)
ASSET MANAGEMENT & CUSTODY BANKS—0.0%
Sculptor Capital Management, Inc., Cl. A	(81)	(1,858)
AUTO PARTS & EQUIPMENT—(0.2)%
BorgWarner, Inc.	(6,478)	(222,131)
BIOTECHNOLOGY—(0.8)%
Intercept Pharmaceuticals, Inc.	(5,250)	(485,153)
Regeneron Pharmaceuticals, Inc.	(1,481)	(500,489)
		(985,642)
BUILDING PRODUCTS—(1.6)%
AO Smith Corp.	(6,104)	(260,580)
Patrick Industries, Inc.	(32,131)	(1,666,956)
		(1,927,536)
COMMUNICATIONS EQUIPMENT—(0.6)%
Arista Networks, Inc.	(1,561)	(348,634)
F5 Networks, Inc.	(3,457)	(422,169)
		(770,803)
CONSUMER ELECTRONICS—(0.3)%
Sonos, Inc.	(30,222)	(414,646)
DEPARTMENT STORES—(0.4)%
Nordstrom, Inc.	(14,141)	(521,237)
Sears Holdings Corp.	(4)	(1)
		(521,238)
ELECTRONIC COMPONENTS—(0.2)%
Amphenol Corp., Cl. A	(2,755)	(274,040)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.0%
Arlo Technologies, Inc.	(23)	(98)
FERTILIZERS & AGRICULTURAL CHEMICALS—(0.3)%
The Scotts Miracle-Gro Co.	(2,922)	(358,646)
HEALTHCARE DISTRIBUTORS—(0.1)%
Henry Schein, Inc.	(2,098)	(144,636)
HEALTHCARE EQUIPMENT—(0.5)%
Globus Medical, Inc., Cl. A	(11,177)	(584,334)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2020 (Unaudited)(Continued)

COMMON STOCKS—(27.9)% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—(0.5)%
Castlight Health, Inc., Cl. B	(7,950)	$(9,858)
Cerner Corp.	(7,764)	(557,688)
		(567,546)
HOME FURNISHINGS—(1.8)%
La-Z-Boy, Inc.	(14,045)	(430,339)
Leggett & Platt, Inc.	(37,659)	(1,792,191)
		(2,222,530)
HOMEFURNISHING RETAIL—(0.4)%
Williams-Sonoma, Inc.	(6,106)	(427,908)
HOTELS RESORTS & CRUISE LINES—(0.1)%
Hyatt Hotels Corp., Cl. A	(1,744)	(147,438)
HOUSEHOLD APPLIANCES—(0.1)%
iRobot Corp.	(2,690)	(126,565)
HOUSEHOLD PRODUCTS—(0.6)%
Energizer Holdings, Inc.	(2,988)	(138,225)
The Clorox Co.	(3,876)	(609,733)
		(747,958)
INDUSTRIAL MACHINERY—(0.7)%
Enerpac Tool Group Corp., Cl. A	(38,562)	(891,168)
INTERACTIVE MEDIA & SERVICES—(0.5)%
Baidu, Inc.#	(1,198)	(148,025)
Snap, Inc., Cl. A	(24,886)	(457,404)
Zillow Group, Inc., Cl. C	(109)	(5,037)
		(610,466)
INTERNET & DIRECT MARKETING RETAIL—(1.0)%
Blue Apron Holdings, Inc., Cl. A	(14)	(54)
eBay, Inc.	(8,268)	(277,474)
PetMed Express, Inc.	(592)	(14,925)
Shutterstock, Inc.	(16,546)	(716,938)
Stamps.com, Inc.	(1,740)	(129,613)
Stitch Fix, Inc., Cl. A	(1,618)	(37,052)
The RealReal, Inc.	(1,392)	(20,142)
		(1,196,198)
INTERNET SERVICES & INFRASTRUCTURE—(1.1)%
GTT Communications, Inc.	(108,523)	(1,285,997)
IT CONSULTING & OTHER SERVICES—(1.5)%
Cognizant Technology Solutions Corp., Cl. A	(7,139)	(438,192)
Infosys Ltd.#	(30,866)	(338,291)
International Business Machines Corp.	(6,382)	(917,285)
LiveRamp Holdings, Inc.	(3,227)	(129,854)
		(1,823,622)
LIFE SCIENCES TOOLS & SERVICES—(0.9)%
Accelerate Diagnostics, Inc.	(22)	(370)
Bruker Corp.	(10,851)	(536,799)
Waters Corp.	(2,552)	(571,112)
		(1,108,281)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2020 (Unaudited)(Continued)

COMMON STOCKS—(27.9)% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—(0.2)%
Cinemark Holdings, Inc.	(3,678)	$(115,894)
Cineworld Group PLC	(54,888)	(128,109)
		(244,003)
PACKAGED FOODS & MEATS—(0.7)%
Beyond Meat, Inc.	(2,425)	(267,769)
McCormick & Co., Inc.	(2,452)	(400,583)
The Hershey Co.	(967)	(150,049)
		(818,401)
PAPER PACKAGING—(0.2)%
Packaging Corp. of America	(2,702)	(258,717)
PHARMACEUTICALS—(1.6)%
Bausch Health Cos., Inc.	(46,307)	(1,270,201)
Jazz Pharmaceuticals PLC	(980)	(140,483)
Mylan NV	(27,163)	(581,831)
		(1,992,515)
PROPERTY & CASUALTY INSURANCE—(1.3)%
HCI Group, Inc.	(17,473)	(773,530)
Kinsale Capital Group, Inc.	(3,765)	(430,038)
Universal Insurance Holdings, Inc.	(15,137)	(368,435)
		(1,572,003)
REAL ESTATE SERVICES—(0.3)%
Redfin Corp.	(16,141)	(392,711)
REGIONAL BANKS—(1.9)%
Great Western Bancorp, Inc.	(36,033)	(1,064,775)
Howard Bancorp, Inc.	(6,373)	(107,640)
Southside Bancshares, Inc.	(23,640)	(829,291)
Webster Financial Corp.	(5,460)	(244,936)
		(2,246,642)
RESTAURANTS—(1.0)%
Domino's Pizza, Inc.	(1,022)	(287,948)
Papa John's International, Inc.	(2,919)	(189,093)
Texas Roadhouse, Inc., Cl. A	(3,772)	(235,750)
YUM! Brands, Inc.	(4,558)	(482,100)
		(1,194,891)
SEMICONDUCTOR EQUIPMENT—(0.5)%
Entegris, Inc.	(12,229)	(632,973)
SEMICONDUCTORS—(0.3)%
Semtech Corp.	(2,681)	(129,197)
Texas Instruments, Inc.	(2,194)	(264,706)
		(393,903)
SOFT DRINKS—(0.2)%
Monster Beverage Corp.	(2,949)	(196,403)
SPECIALTY STORES—0.0%
Ulta Beauty, Inc.	(3)	(804)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2020 (Unaudited)(Continued)

COMMON STOCKS—(27.9)% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(1.6)%
Check Point Software Technologies Ltd.	(1,277)	$(145,974)
Oracle Corp.	(10,567)	(554,239)
Palo Alto Networks, Inc.	(1,225)	(287,606)
SailPoint Technologies Holding, Inc.	(5,739)	(143,992)
Talend SA#	(3,412)	(125,903)
Teradata Corp.	(10,966)	(266,912)
VMware, Inc., Cl. A	(2,656)	(393,247)
		(1,917,873)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.5)%
NetApp, Inc.	(7,778)	(415,345)
Seagate Technology PLC	(3,968)	(226,136)
		(641,481)
TRADING COMPANIES & DISTRIBUTORS—(0.8)%
Fastenal Co.	(13,679)	(477,124)
WW Grainger, Inc.	(1,694)	(512,723)
		(989,847)
TRUCKING—(0.3)%
Landstar System, Inc.	(2,954)	(327,156)

TOTAL COMMON STOCKS (Proceeds $34,495,866)		(34,022,263)
REAL ESTATE INVESTMENT TRUST—(4.7)%	SHARES	VALUE
RETAIL—(4.2)%
CBL & Associates Properties, Inc.	(13,748)	(11,548)
Pennsylvania Real Estate Investment Trust	(91,518)	(360,581)
Seritage Growth Properties, Cl. A	(76,365)	(2,804,123)
Tanger Factory Outlet Centers, Inc.	(52,622)	(769,860)
Washington Prime Group, Inc.	(399,325)	(1,201,968)
		(5,148,080)
SPECIALIZED—(0.5)%
Iron Mountain, Inc.	(18,419)	(582,225)
TOTAL REAL ESTATE INVESTMENT TRUST Proceeds ($7,232,732)		(5,730,305)
Total Securities Sold Short (Proceeds $41,728,598)		$(39,752,568)

#  American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—98.7%	SHARES	VALUE
BRAZIL—6.9%
AIRLINES—1.6%
Azul SA#,*	9,300	$385,950
DEPARTMENT STORES—1.0%
Lojas Renner SA	17,150	230,044
EDUCATION SERVICES—4.3%
Afya Ltd., Cl.A*	14,953	446,497
Arco Platform Ltd., Cl. A*	10,677	553,923
		1,000,420
TOTAL BRAZIL (Cost $1,344,874)		1,616,414
CHILE—1.7%
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Geopark Ltd.	21,040	389,240
(Cost $395,397)
CHINA—40.8%
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Shenzhou International Group Holdings Ltd.	25,900	342,400
APPLICATION SOFTWARE—2.1%
Beijing Thunisoft Corp., Ltd., Cl. A	124,943	490,449
DISTILLERS & VINTNERS—2.3%
Wuliangye Yibin Co., Ltd., Cl. A	31,294	541,877
DIVERSIFIED BANKS—2.0%
China Merchants Bank Co., Ltd., Cl. H	96,000	462,879
EDUCATION SERVICES—2.7%
New Oriental Education & Technology Group, Inc.#,*	5,100	619,905
ELECTRONIC COMPONENTS—1.9%
Sunny Optical Technology Group Co., Ltd.	28,100	446,529
FOOTWEAR—2.1%
ANTA Sports Products Ltd.	55,700	484,944
GAS UTILITIES—1.5%
ENN Energy Holdings Ltd.	30,600	355,729
HEALTHCARE EQUIPMENT—2.3%
Lepu Medical Technology Beijing Co., Ltd., Cl. A	121,993	547,387
HOUSEHOLD APPLIANCES—1.5%
Midea Group Co., Ltd., Cl. A	45,859	344,672
INTERACTIVE MEDIA & SERVICES—6.6%
Tencent Holdings Ltd.	32,507	1,550,296
INTERNET & DIRECT MARKETING RETAIL—8.9%
Alibaba Group Holding Ltd.#,*	8,008	1,654,373
Meituan Dianping Cl. B*	33,100	419,049
		2,073,422
LIFE & HEALTH INSURANCE—2.2%
Ping An Insurance Group Co., of China Ltd., Cl. H	44,532	503,571

THE ALGER FUNDS II ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.7% (CONT.)	SHARES	VALUE
CHINA—40.8% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—1.4%
Wuxi Biologics Cayman, Inc.*	26,000	$328,851
PACKAGED FOODS & MEATS—1.8%
China Feihe Ltd.*,(a)	350,000	421,814
TOTAL CHINA (Cost $7,740,442)		9,514,725
CYPRUS—2.2%
DIVERSIFIED BANKS—2.2%
TCS Group Holding PLC(b)	21,500	511,689
(Cost $404,881)
GREECE—2.4%
SPECIALTY STORES—2.4% JUMBO SA	27,000	549,131
(Cost $522,415)
INDIA—7.8%
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
HDFC Asset Management Co., Ltd.(a)	7,300	322,776
CONSUMER FINANCE—2.8%
Manappuram Finance Ltd.	253,000	661,680
DIVERSIFIED BANKS—1.5%
HDFC Bank Ltd.	20,566	350,719
RESTAURANTS—2.1%
Jubilant Foodworks Ltd.	18,096	478,085
TOTAL INDIA (Cost $1,409,457)		1,813,260
INDONESIA—1.9%
DIVERSIFIED BANKS—1.9%
Bank Central Asia Tbk PT	189,300	447,320
(Cost $297,940)
RUSSIA—5.3%
APPAREL RETAIL—2.7%
Detsky Mir PJSC(a)	342,008	615,146
INTERACTIVE MEDIA & SERVICES—2.6%
Yandex NV, Cl. A*	13,650	611,657
TOTAL RUSSIA (Cost $969,806)		1,226,803
SOUTH KOREA—19.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
Suprema, Inc.*	11,400	423,495
HEALTHCARE EQUIPMENT—1.5%
Ray Co., Ltd.*	9,000	355,203
INTERACTIVE MEDIA & SERVICES—2.2%
Kakao Corp.	3,970	521,407
PACKAGED FOODS & MEATS—2.3%
Orion Corp.*	6,197	527,365

THE ALGER FUNDS II ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.7% (CONT.)	SHARES	VALUE
SOUTH KOREA—19.4% (CONT.)
SEMICONDUCTORS—2.2%
LEENO Industrial, Inc.	7,700	$519,073
SPECIALTY CHEMICALS—1.5%
Chunbo Co., Ltd.	6,000	346,087
SYSTEMS SOFTWARE—2.0%
Douzone Bizon Co., Ltd.*	6,200	462,963
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.9%
Samsung Electronics Co., Ltd.	29,613	1,367,036
TOTAL SOUTH KOREA (Cost $4,018,267)		4,522,629
TAIWAN—5.5%
ELECTRONIC COMPONENTS—2.2%
Largan Precision Co., Ltd.	3,300	509,780
HEALTHCARE SUPPLIES—1.6%
Ginko International Co., Ltd.	60,000	362,450
SEMICONDUCTORS—1.7%
MediaTek, Inc.	32,000	402,663
TOTAL TAIWAN (Cost $1,319,885)		1,274,893
TURKEY—2.6%
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Mavi Giyim Sanayi Ve Ticaret AS, Cl. B*,(a)	27,004	256,224
PACKAGED FOODS & MEATS—1.5%
Ulker Biskuvi Sanayi AS*	89,200	347,501
TOTAL TURKEY (Cost $596,674)		603,725
UNITED STATES—2.2%
IT CONSULTING & OTHER SERVICES—2.2%
EPAM Systems, Inc.*	2,300	524,722
(Cost $454,154)
TOTAL COMMON STOCKS (Cost $19,474,192)		22,994,551
Total Investments (Cost $19,474,192)	98.7%	$22,994,551
Unaffiliated Securities (Cost $19,474,192)		22,994,551
Other Assets in Excess of Liabilities	1.3%	298,047
NET ASSETS	100.0%	$23,292,598

#	American Depositary Receipts.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 6.9% of the net assets of the Fund.
(b)	Global Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—94.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
Hexcel Corp.	4,284	$317,958
The Boeing Co.	1,184	376,832
		694,790
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
Levi Strauss & Co., Cl. A	24,919	489,409
Lululemon Athletica, Inc.*	3,139	751,446
PVH Corp.	3,243	282,692
		1,523,547
APPLICATION SOFTWARE—10.0%
Adobe, Inc.*	6,511	2,286,273
Autodesk, Inc.*	4,433	872,636
salesforce.com, Inc.*	17,208	3,137,190
Workday, Inc., Cl. A*	1,906	351,905
		6,648,004
AUTO PARTS & EQUIPMENT—0.9%
Aptiv PLC	7,044	597,261
BIOTECHNOLOGY—2.7%
Sarepta Therapeutics, Inc.*	3,487	404,353
Vertex Pharmaceuticals, Inc.*	6,148	1,395,903
		1,800,256
BUILDING PRODUCTS—1.1%
Allegion PLC	5,588	722,640
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	12,929	594,346
DATA PROCESSING & OUTSOURCED SERVICES—6.6%
PayPal Holdings, Inc.*	9,508	1,082,866
Visa, Inc., Cl. A	16,705	3,323,794
		4,406,660
DIVERSIFIED BANKS—1.2%
Citigroup, Inc.	4,521	336,408
JPMorgan Chase & Co.	3,626	479,937
		816,345
EDUCATION SERVICES—0.5%
Bright Horizons Family Solutions, Inc.*	1,994	326,478
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	1,477	396,131
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Rockwell Automation, Inc.	1,902	364,537
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
Cognex Corp.	5,696	290,325
Trimble, Inc.*	7,671	326,171
		616,496
ELECTRONIC MANUFACTURING SERVICES—0.5%
Flex Ltd.*	26,095	343,149

THE ALGER FUNDS II ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.5% (CONT.)	SHARES	VALUE
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Tetra Tech, Inc.	3,729	$319,202
FINANCIAL EXCHANGES & DATA—2.1%
Intercontinental Exchange, Inc.	3,430	342,108
S & P Global, Inc.	3,557	1,044,798
		1,386,906
FOOD RETAIL—0.5%
The Kroger Co.	11,850	318,291
FOOTWEAR—1.4%
NIKE, Inc., Cl. B	9,691	933,243
HEALTHCARE EQUIPMENT—0.5%
Edwards Lifesciences Corp.*	1,585	348,478
HEALTHCARE SERVICES—1.2%
Cigna Corp.	4,158	799,916
HOME IMPROVEMENT RETAIL—2.6%
The Home Depot, Inc.	7,586	1,730,366
HOUSEHOLD PRODUCTS—1.9%
The Procter & Gamble Co.	10,255	1,277,978
INDUSTRIAL CONGLOMERATES—1.6%
Honeywell International, Inc.	6,123	1,060,626
INDUSTRIAL GASES—1.5%
Air Products & Chemicals, Inc.	4,187	999,479
INDUSTRIAL MACHINERY—1.4%
Woodward, Inc.	4,027	468,380
Xylem, Inc.	5,737	468,484
		936,864
INTERACTIVE HOME ENTERTAINMENT—0.5%
Electronic Arts, Inc.*	3,336	360,021
INTERACTIVE MEDIA & SERVICES—7.8%
Alphabet, Inc., Cl. A*	1,482	2,123,380
Alphabet, Inc., Cl. C*	927	1,329,531
Facebook, Inc., Cl. A*	8,550	1,726,331
		5,179,242
INTERNET & DIRECT MARKETING RETAIL—7.6%
Amazon.com, Inc.*	2,341	4,702,414
Etsy, Inc.*	7,229	352,847
		5,055,261
INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley	15,491	809,560
IT CONSULTING & OTHER SERVICES—0.8%
Accenture PLC, Cl. A	2,605	534,572
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	1,224	287,040
LIFE SCIENCES TOOLS & SERVICES—1.0%
Agilent Technologies, Inc.	4,610	380,602

THE ALGER FUNDS II ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.5% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—1.0% (CONT.)
Illumina, Inc.*	886	$257,002
		637,604
MANAGED HEALTHCARE—1.0%
Humana, Inc.	1,990	669,118
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	8,031	579,678
MOVIES & ENTERTAINMENT—2.2%
Live Nation Entertainment, Inc.*	10,657	726,381
The Walt Disney Co.	5,406	747,704
		1,474,085
PHARMACEUTICALS—3.3%
Bristol-Myers Squibb Co.	9,637	606,649
Merck & Co., Inc.	10,929	933,774
Zoetis, Inc., Cl. A	4,902	657,897
		2,198,320
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	8,642	697,323
SEMICONDUCTOR EQUIPMENT—2.6%
ASML Holding NV	1,580	443,443
Lam Research Corp.	4,234	1,262,621
		1,706,064
SEMICONDUCTORS—1.4%
NVIDIA Corp.	2,456	580,672
Taiwan Semiconductor Manufacturing Co., Ltd.#	6,081	328,009
		908,681
SOFT DRINKS—1.5%
PepsiCo, Inc.	6,849	972,695
SYSTEMS SOFTWARE—10.1%
Microsoft Corp.	39,276	6,685,953
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	13,024	4,031,058
TOTAL COMMON STOCKS (Cost $29,903,141)		62,748,264
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
INDUSTRIAL—1.0%
Prologis, Inc.	7,288	676,909
SPECIALIZED—1.9%
Equinix, Inc.	1,564	922,338
SBA Communications Corp., Cl. A	1,356	338,404
		1,260,742
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,467,994)		1,937,651

THE ALGER FUNDS II ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

		VALUE

Total Investments (Cost $31,371,135)	97.4%	$64,685,915
Unaffiliated Securities (Cost $31,371,135)		64,685,915

Other Assets in Excess of Liabilities	2.6%	1,740,722
NET ASSETS	100.0%	$66,426,637

#  American Depositary Receipts.

*   Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four funds—Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may convert to Class A shares earlier. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Class I shares, Class Y shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company's financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements

The following is a summary of the inputs used as of January 31, 2020 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$826,886,220	$826,886,220	$—	$—
Consumer Discretionary	978,239,006	921,687,733	43,864,255	12,687,018
Consumer Staples	68,844,784	68,844,784	—	—
Financials	361,188,686	361,188,686	—	—
Healthcare	957,955,574	941,094,949	16,860,625	—
Industrials	464,026,516	464,026,516	—	—
Information Technology	2,837,163,915	2,835,161,236	—	2,002,679
Materials	202,989,334	202,989,334	—	—
TOTAL COMMON STOCKS	$6,697,294,035	$6,621,879,458	$60,724,880	$14,689,697
PREFERRED STOCKS
Healthcare	3,086,733	—	—	3,086,733
Information Technology	9,231,625	—	—	9,231,625
TOTAL PREFERRED STOCKS	$12,318,358	$—	$—	$12,318,358
REAL ESTATE INVESTMENT TRUST
Real Estate	72,180,775	72,180,775	—	—
TOTAL INVESTMENTS IN SECURITIES	$6,781,793,168	$6,694,060,233	$60,724,880	$27,008,055
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	110,860,947	110,860,947	—	—
Consumer Staples	46,733,825	46,733,825	—	—
Exchange Traded Funds	6,555,391	6,555,391	—	—
Financials	31,800,371	31,800,371	—	—
Healthcare	32,236,692	32,236,692	—	—
Industrials	61,473,773	61,473,773	—	—
Information Technology	109,043,925	109,043,925	—	—
Materials	17,383,413	17,383,413	—	—
TOTAL COMMON STOCKS $	$416,088,337	$416,088,337	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	9,540,759	9,540,759	—	—
TOTAL SECURITIES SOLD SHORT $	$425,629,096	$425,629,096	$—	$—
Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,915,624	$4,915,624	$—	$—
Consumer Discretionary	16,218,745	15,673,098	545,647	—
Consumer Staples	577,088	577,088	—	—
Energy	102,974	102,974	—	—
Financials	5,771,471	5,771,471	—	—
Healthcare	24,751,737	24,751,737	—	—
Industrials	17,629,562	17,629,562	—	—
Information Technology	30,087,648	29,483,285	566,378	37,985
Materials	458,126	458,126	—	—
Real Estate	3,664,722	3,664,722	—	—
TOTAL COMMON STOCKS	$104,177,697	$103,027,687	$1,112,025	$37,985

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

Alger Dynamic Opportunities Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare $	43,903		$—	$—	$43,903
Information Technology	154,911		—	—	154,911
TOTAL PREFERRED STOCKS	$198,814		$—	$—	$198,814
RIGHTS
Healthcare	407,329	*	—	—	407,329	*
REAL ESTATE INVESTMENT TRUST
Real Estate	1,829,996		1,829,996	—	—
PURCHASED OPTIONS
Information Technology	492		492	—	—
TOTAL INVESTMENTS IN SECURITIES	$106,614,328		$104,858,175	$1,112,025	$644,128
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	1,431,419		1,303,310	128,109	—
Consumer Discretionary	6,745,501		6,745,501	—	—
Consumer Staples	1,762,762		1,762,762	—	—
Financials	3,820,503		3,820,503	—	—
Healthcare	5,382,954		5,382,954	—	—
Industrials	5,731,670		5,731,670	—	—
Information Technology	8,137,380		8,137,380	—	—
Materials	617,363		617,363	—	—
Real Estate	392,711		392,711	—	—
TOTAL COMMON STOCKS	$34,022,263		$33,894,154	$128,109	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	5,730,305		5,730,305	—	—
TOTAL SECURITIES SOLD SHORT	$39,752,568		$39,624,459	$128,109	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,683,360	$611,657	$2,071,703	$—
Consumer Discretionary	6,994,393	4,119,888	2,874,505	—
Consumer Staples	1,838,557	421,814	1,416,743	—
Energy	389,240	389,240	—	—
Financials	3,260,634	—	3,260,634	—
Healthcare	1,593,891	—	1,593,891	—
Industrials	385,950	385,950	—	—
Information Technology	5,146,710	524,722	4,621,988	—
Materials	346,087	346,087	—	—
Utilities	355,729	—	355,729	—
TOTAL COMMON STOCKS	$22,994,551	$6,799,358	$16,195,193	$—
TOTAL INVESTMENTS IN SECURITIES	$22,994,551	$6,799,358	$16,195,193	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,013,348	$7,013,348	$—	$—
Consumer Discretionary	10,453,196	10,453,196	—	—
Consumer Staples	2,568,964	2,568,964	—	—
Financials	3,710,134	3,710,134	—	—
Healthcare	6,453,692	6,453,692	—	—
Industrials	4,098,659	4,098,659	—	—
Information Technology	26,474,983	26,474,983	—	—
Materials	1,579,157	1,579,157	—	—
Utilities	396,131	396,131	—	—
TOTAL COMMON STOCKS	$62,748,264	$62,748,264	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,937,651	1,937,651	—	—
TOTAL INVESTMENTS IN SECURITIES	$64,685,915	$64,685,915	$—	$—

*Alger Dynamic Opportunities Fund’s holdings of Adolor Corp.’s rights are classified as a Level 3 investment and fair valued at zero as of January 31, 2020.

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2019	$13,955,887
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	733,810
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	14,689,697
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$733,810

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2019	$12,318,358
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	12,318,358
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2019	$37,985
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	37,985
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2019	$198,814
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	198,814
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2019	$407,329	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	407,329	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

*Includes securities that are fair valued at zero.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2020. In addition to the methodologies and inputs noted in the table below, according to our valuation policy we may also use other valuation methodologies and inputs when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

	Fair Value
	January 31,	Valuation	Unobservable		Weighted
	2020	Methodology	Input	Input/Range	Average Inputs
Alger Spectra Fund
Common Stocks	$2,002,679	Market Approach	Transaction Price	N/A	N/A
Common Stocks	12,687,018	Income Approach	Discount Rate	2.40%-11.30%	N/A
Preferred Stocks	3,086,733	Income Approach	Discount Rate	55.00%-60.00%	N/A
Preferred Stocks	9,231,625	Market Approach	Transaction Price	N/A	N/A

Alger Dynamic Opportunities Fund
Common Stocks	$37,985	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	154,911	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	43,903	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	407,329	Income Approach	Discount Rate	4.82%-5.22%	N/A
			Probability of Success	0.00%	N/A

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

As of January 31, 2020, there were no transfers of securities between Level 1 and Level 2.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2020, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Spectra Fund	$39,687,555	$—	$39,687,555	$—
Due to broker(a)	(893,461)	(893,461)	—	—
Alger Dynamic Opportunities Fund	56,877,516	—	56,877,516	—
Collateral held for short sales(b)	42,998,816	42,998,816	—	—
Alger Emerging Markets Fund	380,616	380,616	—	—
Bank overdraft	(67,645)	(67,645)	—	—
Alger Responsible Investing Fund	1,459,244	—	1,459,244	—

(a) The due to broker balance represents a margin payable related to short sales due to prime brokers as of January 31, 2020.

(b) The collateral held for short sales balance represents restricted cash held at prime brokers as of January 31, 2020.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2020, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract. The purchased options included on the Statement of Assets and Liabilities are exchange traded and not subject to offsetting.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2020. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Realized	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	2,912,012	—	—	2,912,012	—	—	—	$3,086,733
Total					—	—	—	$3,086,733

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Realized	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	41,418	—	—	41,418	—	—	—	$43,903
Total					—	—	—	$43,903

NOTE 6 — Subsequent Events:

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019, and has now been detected globally. The General Partner continues to closely monitor the impact of the COVID-19 outbreak on the Fund, however the duration and severity of the outbreak and its effects on the Fund cannot be determined with certainty. The effect of the impact of COVID-19 has not been reflected in these financial statements; such impact may affect the future results of the Fund.